ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

The Company’s accounts payable and accrued liabilities consist of the following (in thousands):

	May 31, 2021	November 30, 2020
Trade payables	$1,925	$3,475
Accrued sales and use tax	853	1,050
Payroll accrual	658	904
Accrued commissions	6	375
Accrued professional fees	227	217
Accrued royalties	122	180
Warranty	213	268
Income taxes payable	350	—
Other accrued liabilities	217	160
Total	$4,571	$6,629

Accounts payable and accrued liabilities consist of the following:

	November 30,
	2020	2019
Trade payables	$3,475,238	$600,878
Accrued sales and use tax	1,050,051	—
Payroll accrual	903,576	—
Commissions	375,123	—
Accrued professional fees	216,660	—
Warranty	268,453	—
Other accrued liabilities	339,974	38,999
	$6,629,075	$639,877